Convertible Preferred Stock	3 Months Ended
Sep. 30, 2013
Preferred Stock [Abstract]
Convertible Preferred Stock
Note 10 –Convertible Preferred Stock

During the three months ended September 30, 2013, 220 shares of Convertible Preferred Stock were converted into 73,333 shares of Common Stock.  During the three months ended September 30, 2013, the Company issued an additional 2,524 shares of Common Stock for the payment of dividends in the amount of $12,623.  Total dividends payable on the outstanding 580 shares of Convertible Preferred Stock at September 30, 2013 amounted to $29,000.

As a result of the issuance of Common Stock on October 2, 2013, the conversion rate on the Convertible Preferred Stock was adjusted from $3.00 to $2.50.